Annual Operating Expenses - FidelityConnecticutMunicipalFunds-ComboPRO - FidelityConnecticutMunicipalFunds-ComboPRO - Fidelity Connecticut Municipal Income Fund - Fidelity Connecticut Municipal Income Fund
Jan. 28, 2023
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.49%